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                   UNITED STATES                              =
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                   SECURITIES AND EXCHANGE COMMISSION                    =
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                         Washington, D.C.  20549                         =
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                                                                         =
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                               FORM 13F                                  =
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                                                                         =
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                         FORM 13F COVER PAGE                             =
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                                                                         =
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Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2007        =
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                                                                         =
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Check here if Amendment [  ];  Amendment Number:                         =
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This Amendment (Check only one.): [  ] is a restatement.                 =
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                                  [X ] adds new holdings entries.        =
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                                                                         =
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Institutional Investment Manager Filing this Report:                     =
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Name:    BUFORD, DICKSON, HARPER & SPARROW, INC                      =
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Address: 211 N. BROADWAY, SUITE 2080                                     =
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         St. Louis,MO 63102                                              =
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                                                                         =
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                                                                         =
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                                                                         =
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13F File Number: 28-11028_                                               =
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                                                                         =
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The institutional investment manager filing this report and the          =
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person by whom it is signed hereby represent that the person             =
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signing the report is authorized to submit it, that all                  =
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information contained herein is true, correct and complete, and          =
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that it is understood that all required items, statements,               =
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schedules, lists, and tables, are considered integral parts of           =
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this form.                                                               =
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                                                                         =
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Person Signing this Report on Behalf of Reporting Manager:               =
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Name:    William Young                                                   =
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Title:   Compliance Officer                                              =
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Phone:   314-725-5445                                                    =
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Signature, Place, and Date of Signing:                                   =
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                                                                         =
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William Young__   St. Louis, MO___  OCTOBER 10, 2007                     =
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                                                                         =
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                                                                         =
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Report Type (Check only one.):                                           =
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                                                                         =
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[X ]   13F HOLDINGS REPORT.                                              =
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                                                                         =
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[  ]   13F NOTICE.                                                       =
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                                                                         =
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[  ]   13F COMBINATION REPORT.                                           =
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                                                                         =
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List of Other Managers Reporting for this Manager:                       =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE          =
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ACT OF 1934.                                                             =
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                                                                   =
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                          FORM 13F SUMMARY PAGE                          =
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                                                                         =
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                                                                         =
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Report Summary:                                                          =
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                                                                         =
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Number of Other Included Managers:                                       =
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Form 13F Information Table Entry Total:      48                          =
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Form 13F Information Table Value Total:       $123,097                   =
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                                                                         =
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                                                                         =
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List of Other Included Managers:                                         =
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                                                                         =
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No.   13F File Number        Name                                        =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                   =
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                                                             =
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                                                          FORM 13F =
INFORMATION TABLE                                               =20
                                                           VALUE   =
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY     =20
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN =
AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE  =20
------------------------------ ---------------- --------- -------- =
-------- --- ---- ------- -----------  -------- -------- --------
                                                                         =
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AT&T INC                       COM              00206R102     5389   =
127890 SH       DEFINED                     0        0   127890
AETNA INC (NEW)                COM              00817Y108     5075    =
94270 SH       DEFINED                     0        0    94270
ALLIANCE DATA SYSTEMS CORP     COM              018581108      881    =
11140 SH       DEFINED                     0        0    11140
AMEDISYS INC                   COM              023436108      735    =
18760 SH       DEFINED                     0        0    18760
AMETEK INC (NEW)               COM              031100100      850    =
19070 SH       DEFINED                     0        0    19070
AMPHENOL CORP CL A             COM              032095101      818    =
20170 SH       DEFINED                     0        0    20170
APACHE CORP                    COM              037411105     5368    =
59580 SH       DEFINED                     0        0    59580
APTARGROUP                     COM              038336103      881    =
22070 SH       DEFINED                     0        0    22070
BARD C R INC                   COM              067383109     5143    =
58620 SH       DEFINED                     0        0    58620
BORG WARNER INC                COM              099724106      894     =
9230 SH       DEFINED                     0        0     9230
CASCADE CORP                   COM              147195101      882    =
13070 SH       DEFINED                     0        0    13070
CHEMED CORPORATION NEW         COM              16359R103      878    =
14140 SH       DEFINED                     0        0    14140
CISCO SYS INC                  COM              17275R102     5959   =
182530 SH       DEFINED                     0        0   182530
COMTECH TELECOMMUNICATIONS NEW COM              205826209      956    =
16950 SH       DEFINED                     0        0    16950
CORNING INC                    COM              219350105     5125   =
197050 SH       DEFINED                     0        0   197050
CURTISS WRIGHT CORP            COM              231561101      728    =
14250 SH       DEFINED                     0        0    14250
DANAHER CORP                   COM              235851102     5242    =
63320 SH       DEFINED                     0        0    63320
DARDEN RESTAURANTS INC         COM              237194105     4940   =
112110 SH       DEFINED                     0        0   112110
DAVITA INC                     COM              23918K108     5349    =
83240 SH       DEFINED                     0        0    83240
DICK'S SPORTING GOODS INC      COM              253393102      993    =
14550 SH       DEFINED                     0        0    14550
DIODES INCORPORATED            COM              254543101      940    =
27090 SH       DEFINED                     0        0    27090
EBAY INC                       COM              278642103     5645   =
145680 SH       DEFINED                     0        0   145680
EXPRESS SCRIPTS INC            COM              302182100     5895   =
105750 SH       DEFINED                     0        0   105750
EXXON MOBIL CORP               COM              30231G102     5546    =
60710 SH       DEFINED                     0        0    60710
FMC CORP (NEW)                 COM              302491303      937    =
17860 SH       DEFINED                     0        0    17860
FRONTIER OIL CORP              COM              35914P105      883    =
20460 SH       DEFINED                     0        0    20460
GEN DYNAMICS CORP              COM              369550108     3863    =
45950 SH       DEFINED                     0        0    45950
GRACO INC                      COM              384109104      727    =
17960 SH       DEFINED                     0        0    17960
HENRY JACK & ASSOC INC         COM              426281101      846   =
 31100 SH       DEFINED                     0        0    31100
HERCULES INC                   COM              427056106      742    =
34120 SH       DEFINED                     0        0    34120
JOHNSON & JOHNSON              COM              478160104     4108   =
 62010 SH       DEFINED                     0        0    62010
MATRIX SERVICE CO              COM              576853105      882    =
36120 SH       DEFINED                     0        0    36120
MATTHEWS INTL CORP CL A        COM              577128101      835    =
18360 SH       DEFINED                     0        0    18360
MCKESSON CORP                  COM              58155Q103     4864    =
81480 SH       DEFINED                     0        0    81480
MENS WAREHOUSE INC             COM              587118100      813    =
16260 SH       DEFINED                     0        0    16260
METLIFE INC                    COM              59156R108     5936    =
83760 SH       DEFINED                     0        0    83760
MICROS SYS INC                 COM              594901100      881    =
13540 SH       DEFINED                     0        0    13540
PEDIATRIX MEDICAL              COM              705324101      805    =
12340 SH       DEFINED                     0        0    12340
PROASSURANCE CORP              COM              74267C106      707    =
12540 SH       DEFINED                     0        0    12540
RESPIRONICS INC                COM              761230101      812    =
16150 SH       DEFINED                     0        0    16150
SCIELE PHARMA INC              COM              808627103      723    =
26090 SH       DEFINED                     0        0    26090
SPIRIT AEROSYSTEMS HOLD-CL A   COM              848574109      739    =
20160 SH       DEFINED                     0        0    20160
STRYKER CORP                   COM              863667101     6034    =
82500 SH       DEFINED                     0        0    82500
SUPERIOR ENERGY SERVICES INC   COM              868157108      695    =
19070 SH       DEFINED                     0        0    19070
TJX COS INC NEW                COM              872540109     4740   =
163220 SH       DEFINED                     0        0   163220
THOMAS & BETTS CORP            COM              884315102      795   =
 13240 SH       DEFINED                     0        0    13240
VALERO ENERGY CORP (NEW)       COM              91913Y100     5056    =
73970 SH       DEFINED                     0        0    73970
VARIAN SEMICONDUCTOR EQ ASSOC  COM              922207105      562    =
11587 SH       DEFINED                     0        0    11587
                                                                   =
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